SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term loans	$ 100,000	$ 80,750
Long-term loans		$ 100,000